Investments in Associates (Details) - Schedule of investments in associated companies equity method - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Star Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	$ 32.7	$ 32.7
Sina SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	$ 32.7	32.7
Silver Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	$ 32.7	32.7
Golden Rock SAL Lebanon [Member]
Investments in Associates (Details) - Schedule of investments in associated companies equity method [Line Items]
Country of incorporation	Lebanon
Ownership	$ 32.7	$ 32.7